Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss contingency estimate of possible loss		$ 2.5
Inventory held by contract manufacturer	$ 1.6	2.9
Vendor contract liability	0.3	0.3
Retention bonus	4.9
Operating leases, rent expense, net	$ 0.7	$ 0.7
Inventory Valuation and Obsolescence [Member]
Excess of Replacement or Current Costs over Stated LIFO Value			$ 0.9
Inventory, LIFO Reserve				$ 1.2